Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
summary of the amounts due to from such related parties

	September 30,	December 31,
Dollars in thousands	2021	2020
Due from related party	$162	$73
Due to related parties, net	$357	$449

	December 31,	December 31,
Dollars in thousands	2020	2019
Due from related party	$73	$2,712
Due to related parties, net	$449	$1,477